Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in 2020	¥ 821
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost in 2020	1,182
Accumulated benefit obligations for all defined benefit pension plans	97,819	¥ 93,143
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	20,739	20,621
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	20,427	20,005
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	8,116	7,597
Expected pension plans contributions by Company and certain subsidiaries in 2020	3,622
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 1,728	¥ 1,626	¥ 1,422
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Japan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Japan | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	20.00%	20.00%
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in 2020	¥ 166
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost in 2020	554
Estimated portions of net transition obligation that will be recognized as a component of net pension in 2020	1
Accumulated benefit obligations for all defined benefit pension plans	95,879	¥ 92,176
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	7,076	6,863
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	7,012	6,584
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	5,758	¥ 5,356
Expected pension plans contributions by Company and certain subsidiaries in 2020	¥ 2,349
Overseas plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Overseas plans | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	50.00%	50.00%
Overseas plans | Other Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	10.00%	10.00%
Other Foreign Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,504	¥ 2,354	¥ 2,077